	RMB Small Cap Fund
	Portfolio Holdings As of September 30, 2020 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 96.1%
	(percentage of net assets)
	AEROSPACE & DEFENSE 2.9%
	Curtiss-Wright Corp.	15,175	$1,415,221
*	Teledyne Technologies, Inc.	4,988	1,547,328
			2,962,549
	AUTO COMPONENTS 2.5%
*	Fox Factory Holding Corp.	19,649	1,460,510
*	Visteon Corp.	16,597	1,148,845
			2,609,355
	BANKS 9.6%
	CVB Financial Corp.	80,645	1,341,126
	Investors Bancorp, Inc.	216,071	1,568,675
	PacWest Bancorp	51,365	877,314
*	Seacoast Banking Corp. of Florida	129,854	2,341,268
	Stock Yards Bancorp, Inc.	31,505	1,072,430
	TriCo Bancshares	91,226	2,234,125
*	Tristate Capital Holdings, Inc.	36,415	482,134
			9,917,072
	BIOTECHNOLOGY 4.7%
*	Allogene Therapeutics, Inc.	18,229	687,416
*	Bluebird Bio, Inc.	9,423	508,371
*	CareDx, Inc.	31,849	1,208,351
*	Iovance Biotherapeutics, Inc.	27,338	899,967
*	Ultragenyx Pharmaceutical, Inc.	10,277	844,667
*	Veratyce, Inc.	20,239	657,565
			4,806,337
	BUILDING PRODUCTS 1.2%
*	Trex Co., Inc.	17,394	1,245,410

	CAPITAL MARKETS 1.9%
	Stifel Financial Corp.	38,022	1,922,392

	COMMERCIAL SERVICES & SUPPLIES 1.3%
	Brink's Co. (The)	31,924	1,311,757

	CONSTRUCTION & ENGINEERING 1.0%
	Valmont Industries, Inc.	7,967	989,342

	CONSTRUCTION MATERIALS 1.7%
	Eagle Materials, Inc.	20,643	1,781,904

	CONTAINERS & PACKAGING 1.7%
	AptarGroup, Inc.	15,893	1,799,088

	DISTRIBUTORS 3.9%
	Pool Corp.	11,907	3,983,368

	DIVERSIFIED CONSUMER SERVICES 2.0%
*	Bright Horizons Family Solutions, Inc.	7,029	1,068,689
*	Grand Canyon Education, Inc.	12,774	1,021,154
			2,089,843
	ELECTRICAL EQUIPMENT 1.6%
	EnerSys	25,020	1,679,342

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.5%
	Badger Meter, Inc.	8,108	530,020

	EQUITY REAL ESTATE INVESTMENT 8.8%
	CatchMark Timber Trust, Inc. - Class A	225,114	2,010,268
	Community Healthcare Trust, Inc.	15,744	736,189
	CoreSite Realty Corp.	7,342	872,817
	EastGroup Properties, Inc.	25,226	3,262,479
	Equity Commonwealth	45,213	1,204,022
	PotlatchDeltic Corp.	22,844	961,732
			9,047,507
	GAS UTILITIES 1.3%
	Chesapeake Utilities Corp.	16,149	1,361,361

	HEALTH CARE EQUIPMENT & SUPPLIES 5.7%
*	Neogen Corp.	28,553	2,234,272
	West Pharmaceutical Services, Inc.	13,149	3,614,660
			5,848,932
	HEALTH CARE TECHNOLOGY 2.4%
*	Omnicell, Inc.	27,443	2,048,895
*	Tabula Rasa HealthCare, Inc.	9,729	396,651
			2,445,546
	HOUSEHOLD DURABLES 1.0%
*	Helen Of Troy Ltd.	5,242	1,014,432

	INSURANCE 3.5%
	American Financial Group, Inc.	26,914	1,802,700
	Argo Group International Holdings Ltd.	53,795	1,852,162
			3,654,862
	LIFE SCIENCES TOOLS & SERVICES 5.8%
*	NeoGenomics, Inc.	65,108	2,401,834
*	Repligen Corp.	24,186	3,568,402
			5,970,236
	MACHINERY 6.9%
*	Chart Industries, Inc.	19,406	1,363,660
	ITT, Inc.	28,298	1,670,997
	Kadant, Inc.	16,825	1,844,356
	Lincoln Electric Holdings, Inc.	11,897	1,095,000
*	RBC Bearings, Inc.	9,625	1,166,646
			7,140,659

	METALS & MINING 1.0%
	Carpenter Technology Corp.	54,693	993,225

	OIL, GAS & CONSUMABLE FUELS 1.1%
*	WPX Energy, Inc.	232,896	1,141,190

	PHARMACEUTICALS 2.7%
*	Catalent, Inc.	32,391	2,774,613

	PROFESSIONAL SERVICES 1.9%
	Exponent, Inc.	27,427	1,975,567

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
	MKS Instruments, Inc.	19,296	2,107,702
	Monolithic Power Systems, Inc.	7,976	2,230,169
			4,337,871
	SOFTWARE 11.2%
*	Digimarc Corp.	28,282	631,537
*	Fair Isaac Corp.	6,675	2,839,412
*	Five9, Inc.	8,695	1,127,568
*	Guidewire Software, Inc.	9,856	1,027,685
*	Proofpoint, Inc.	11,788	1,244,223
*	PTC, Inc.	23,081	1,909,260
*	Q2 Holdings, Inc.	9,287	847,532
*	Tyler Technologies, Inc.	5,480	1,910,109
			11,537,326
	TEXTILES, APPAREL & LUXURY GOODS 2.1%
	Columbia Sportswear Co.	24,989	2,173,543
	Total Common Stocks (Cost: $70,611,032)		99,044,649

	Short-Term Investments 3.7%
	(percentage of net assets)
	MONEY MARKET FUNDS 3.7%
	First American Government Obligations Fund - Class X - 0.07% [a]	3,773,209	3,773,209
	Total Short-Term Investments (Cost: $3,773,209)		3,773,209

	Total Investments 99.8% (Cost: $74,384,241)		$102,817,858
	Cash and other assets, less liabilities 0.2%		166,340
	Net Assets 100.0%		$102,984,198
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2020	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$99,044,649	$-	$-	$99,044,649
Short-Term Investments	3,773,209	-	-	3,773,209
Total Investments in Securities	$102,817,858	$-	$-	$102,817,858

[1]	Refer to the Fund’s respective Portfolio Holdings for a breakdown of holdings by industry.